Eaton Vance
Atlanta Capital Focused Growth Fund
June 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.0%
Security	Shares	Value
Capital Markets — 6.1%
Intercontinental Exchange, Inc.	75,085	$ 9,243,714
S&P Global, Inc.	46,493	18,934,739
		$ 28,178,453
Chemicals — 8.3%
Ecolab, Inc.	65,294	$ 18,191,561
Linde PLC	38,140	19,792,372
		$ 37,983,933
Consumer Staples Distribution & Retail — 1.6%
Dollar General Corp.	65,433	$ 7,531,993
		$ 7,531,993
Entertainment — 2.1%
Netflix, Inc.(1)	135,415	$ 9,668,631
		$ 9,668,631
Financial Services — 17.5%
Mastercard, Inc., Class A	70,705	$ 36,314,088
Visa, Inc., Class A	127,396	43,708,294
		$ 80,022,382
Insurance — 2.7%
Marsh & McLennan Cos., Inc.	73,291	$ 12,215,411
		$ 12,215,411
Interactive Media & Services — 4.7%
Alphabet, Inc., Class C	60,814	$ 21,487,411
		$ 21,487,411
IT Services — 5.0%
VeriSign, Inc.	91,096	$ 22,916,110
		$ 22,916,110
Life Sciences Tools & Services — 20.2%
Agilent Technologies, Inc.	84,536	$ 11,228,917
Danaher Corp.	214,502	40,858,341
Thermo Fisher Scientific, Inc.	80,455	40,336,919
		$ 92,424,177
Security	Shares	Value
Machinery — 3.9%
Xylem, Inc.	149,971	$ 17,728,072
		$ 17,728,072
Pharmaceuticals — 2.9%
Zoetis, Inc.	184,597	$ 13,265,140
		$ 13,265,140
Professional Services — 9.3%
Equifax, Inc.	90,600	$ 14,380,032
Verisk Analytics, Inc.	157,091	28,202,547
		$ 42,582,579
Software — 6.2%
Intuit, Inc.	38,150	$ 9,957,150
Microsoft Corp.	49,825	18,585,721
		$ 28,542,871
Specialized REITs — 2.9%
American Tower Corp.	82,514	$ 13,496,815
		$ 13,496,815
Specialty Retail — 4.6%
TJX Cos., Inc.	140,822	$ 21,334,533
		$ 21,334,533
Total Common Stocks (identified cost $317,484,135)		$449,378,511

Short-Term Investments — 3.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(2)	14,089,677	$ 14,089,677
Total Short-Term Investments (identified cost $14,089,677)		$ 14,089,677
Total Investments — 101.1% (identified cost $331,573,812)		$463,468,188
Other Assets, Less Liabilities — (1.1)%		$ (5,199,931)
Net Assets — 100.0%		$458,268,257

Eaton Vance
Atlanta Capital Focused Growth Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.
Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at June 30, 2026.
Affiliated Investments
At June 30, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $14,089,677, which represents 3.1% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$23,710,652	$276,416,494	$(286,037,469)	$ —	$ —	$14,089,677	$535,517	14,089,677
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$449,378,511*	$ —	$ —	$449,378,511
Short-Term Investments	14,089,677	—	—	14,089,677
Total Investments	$463,468,188	$—	$—	$463,468,188
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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